Bank borrowings - Maturity of bank borrowings (Details) $ in Thousands	Dec. 31, 2024 USD ($)
Maturity of bank borrowings
Within 1 year	$ 696
Between 1 to 2 years	2,782
Between 2 to 3 years	24,345
Long-term Debt	$ 27,823